Related Party and Party in Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party in Interest Transactions	Related Party and Party in Interest Transactions
Certain Plan investments are common collective trust funds and mutual funds managed by SSIM, an investment management division of the Trustee and custodian of the Plan, and therefore related transactions and expenses qualify as party-in-interest transactions.
During the year ended December 31, 2025, the Plan purchased $71,174,771 and sold $103,244,193 of the GSK Stock Fund, which included purchases of $19,079,463 and sales of $51,235,141 of GSK ADRs and received GSK ADRs dividends of $10,887,291.
During the year ended December 31, 2025, Dodge & Cox Large Cap US Equity purchased $221,656,137 and sold $236,214,701 of various equities on behalf of the Plan, which included purchases of $2,065,163 and sales of $2,461,651 of GSK ADRs and received GSK ADRs dividends of $460,717. Fees paid by the Plan to Dodge & Cox Large Cap US Equity for investment management services were $2,351,784 for 2025.
The stable value fund is a customized separately managed fund held by Goldman Sachs, therefore, transactions with Goldman Sachs qualify as party-in-interest transactions. Fees paid by the Plan to Goldman Sachs for investment management services were $329,609 for 2025.
The Plan issues loans to participants, which are secured by the vested balances in the participants’ accounts.